Financial instruments and fair values - Fair Value Hierarchy (Details) - CAD ($) $ in Millions	Mar. 28, 2021	Mar. 29, 2020
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	$ 1,507.2	$ 1,120.3
Financial liabilities	907.1	600.1
Carrying value | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	8.8	19.0
Carrying value | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	19.5	2.9
Carrying value | Term loan
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	367.8	158.1
Carrying value | Cash
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	477.9	31.7
Carrying value | Derivatives included in other current assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	5.9	11.3
Carrying value | Derivatives included in other long-term assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	5.1	5.9
Fair value | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	8.8	19.0
Fair value | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	19.5	2.9
Fair value | Term loan
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	377.3	159.3
Fair value | Cash
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	477.9	31.7
Fair value | Derivatives included in other current assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	5.9	11.3
Fair value | Derivatives included in other long-term assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	5.1	5.9
Level 1 | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 1 | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 1 | Term loan
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 1 | Cash
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	477.9	31.7
Level 1 | Derivatives included in other current assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0.0	0.0
Level 1 | Derivatives included in other long-term assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0.0	0.0
Level 2 | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	8.8	19.0
Level 2 | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	19.5	2.9
Level 2 | Term loan
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	367.8	0.0
Level 2 | Cash
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0.0	0.0
Level 2 | Derivatives included in other current assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	5.9	11.3
Level 2 | Derivatives included in other long-term assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	5.1	5.9
Level 3 | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 3 | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 3 | Term loan
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	158.1
Level 3 | Cash
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0.0	0.0
Level 3 | Derivatives included in other current assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0.0	0.0
Level 3 | Derivatives included in other long-term assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	$ 0.0	$ 0.0